MANAGERS TRUST II

      Managers Science & Technology Fund, Managers 20 Fund,
         Managers Mid-Cap Fund, Managers Large-Cap Fund,
       Managers Convertible Securities Fund, Managers High
      Yield Fund, Managers Fixed Income Fund (each a "Fund"
                  and collectively the "Funds")
                 Supplement dated April 23, 2004
              to the Prospectus dated April 1, 2004
                (as supplemented April 19, 2004)

                       *     *     *     *
The following information supersedes any information to the contrary relating to the Funds contained in the Funds' Prospectus dated April 1, 2004 (as supplemented April 19, 2004):


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)




								Total 	Fee Waiver
				Mgmt.	Distribution 		Annual 	and/or
				& Admin.(12b-1)		Other 	Fund Op. Expense 	Net
				Fees 	Fees 		Expenses Expenses Reimb.(5) 	Expense(s)
Class A Shares
Managers Science & Technology
Fund				1.20%	0.50%		2.04%	3.74%	(1.99%)		1.75%
Managers 20 Fund 		0.90%	0.50%		0.57%	1.97%	(0.22%)		1.75%
Managers Mid-Cap Fund 		0.90%	0.50%		0.23%	1.63%	(0.13%)		1.50%
Managers Large-Cap Fund		0.90%	0.50%		1.89%	3.29%	(1.79%)		1.50%
Managers Balanced Fund 		0.90%	0.50%		0.33%	1.73%	(0.23%)		1.50%
Managers Convertible
Securities Fund			1.05%	0.50%		0.54%	2.09%	(0.54%)		1.55%
Managers High Yield Fund	0.90%	0.50%		0.23%	1.63%	(0.23%)		1.40%
Managers Fixed Income Fund	0.65%	0.50%		0.18%	1.33%	(0.34%)		0.99%

Class B Shares
Managers Science & Technology
Fund				1.20%	1.00%		2.04%	4.24%	(1.99%)		2.25%
Managers 20 Fund 		0.90%	1.00%		0.57%	2.47%	(0.22%)		2.25%
Managers Mid-Cap Fund 		0.90%	1.00%		0.23%	2.13%	(0.13%)		2.00%
Managers Large-Cap Fund		0.90%	1.00%		1.89%	3.79%	(1.79%)		2.00%
Managers Balanced Fund 		0.90%	1.00%		0.33%	2.23%	(0.23%)		2.00%
Managers Convertible
Securities Fund			1.05%	1.00%		0.54%	2.59%	(0.54%)		2.05%
Managers High Yield Fund	0.90%	1.00%		0.23%	2.13%	(0.23%)		1.90%
Managers Fixed Income Fund	0.65%	1.00%		0.19%	1.84%	(0.35%)		1.49%




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



								Total 	Fee Waiver
				Mgmt.	Distribution 		Annual 	and/or
				& Admin.(12b-1)		Other 	Fund Op. Expense 	Net
				Fees 	Fees 		Expenses Expenses Reimb.(5) 	Expense(s)


Class C Shares
Managers Science & Technology
Fund				1.20%	1.00%		2.04%	4.24%	(1.99%)		2.25%
Managers 20 Fund 		0.90%	1.00%		0.57%	2.47%	(0.22%)		2.25%
Managers Mid-Cap Fund 		0.90%	1.00%		0.23%	2.13%	(0.13%)		2.00%
Managers Large-Cap Fund		0.90%	1.00%		1.89%	3.79%	(1.79%)		2.00%
Managers Balanced Fund 		0.90%	1.00%		0.33%	2.23%	(0.23%)		2.00%
Managers Convertible
Securities Fund			1.05%	1.00%		0.54%	2.59%	(0.54%)		2.05%
Managers High Yield Fund	0.90%	1.00%		0.23%	2.13%	(0.23%)		1.90%
Managers Fixed Income Fund	0.65%	1.00%		0.19%	1.84%	(0.35%)		1.49%

Class Y Shares
Managers Science & Technology
Fund 				1.20%	None		2.04%	3.24%	(1.99%)		1.25%
Managers 20 Fund 		0.90%	None 		0.57%	1.47%	(0.22%)		1.25%
Managers Mid-Cap Fund 		0.90%	None 		0.23%	1.13%	(0.13%)		1.00%
Managers Large-Cap Fund 	0.90%	None		1.89%	2.79%	(1.79%)		1.00%
Managers Balanced Fund 		0.90%	None 		0.33%	1.23%	(0.23%)		1.00%
Managers Convertible
Securities Fund 		1.05%	None		0.54%	1.59%	(0.54%)		1.05%
Managers High Yield Fund 	0.90%	None		0.23%	1.13%	(0.23%)		0.90%
Managers Fixed Income Fund 	0.65%	None		0.19%	0.84%	(0.35%)		0.49%



(1) The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75%
(5.00% maximum for Managers Fixed Income Fund). See
"Your Account - Share Class Sales Charges - Class A
Shares" for further information.

(2) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Fund during the first year after purchase. The charge declines annually, reaching zero after six years. See
"Your Account - Share Class Sales Charges - Class B
Shares " for further information.

(3) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Fund within one year of purchase.

(4) If an investor redeems shares by wire or requires expedited processing, a $15 charge will apply.

(5) The Managers Funds LLC has contractually agreed, through at least April 30, 2005, to limit Total
Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary items)to the Net Expenses listed above, subject to later reimbursement by the


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Funds in certain circumstances. In general, for a period
of up to three years from the time of any waiver or payment pursuant to a Fund's contractual expense limitation, The Managers Funds LLC may recover from the Funds fees waived and expenses paid to the extent that the Fund's Total Annual Fund Operating Expenses do not exceed that Fund's contractual expense limitation amount. More detailed information is available under the heading "Portfolio Management of the Fund" for each Fund.

April 23, 2004


      The following information supersedes any information
       to the contrary relating to the Funds contained in
           the Funds' Prospectus dated April 1, 2004:

Portfolio Managers of the Funds

Gregory J. Hahn, CFA, joined 40|86 in 1989, served as
Senior Vice President of Investments beginning in
1993 and is currently Chief Fixed Income Investment
Officer and Senior Vice President, Portfolio
Analytics of 40|86. He is responsible for managing the fixed-income portion of Managers Balanced Fund.

Thomas G. Hauser, CFA, is a Vice President of, and has been a portfolio manager for, 40|86 since 2001.
Prior to joining 40|86, he was a Vice President of, and a portfolio manager for, Van Kampen Investments from 1993 to 2001. He is responsible for managing
Managers High Yield Fund.

Leo J. Dierckman, joined 40|86 in 1999 as a
Securities Analyst and is currently Second Vice
President- Fixed Income Research of 40|86. Prior to joining 40|86, Mr. Dierckman served as Vice President of Finance for HealthCareContinuum from 1989 to 1999.
He is responsible for managing Managers Convertible
Securities Fund.

Mike Richman, joined 40|86 in 1997, served as an Investment Analyst in 40|86's Investment Reporting department beginning in 1998 and is an Assistant Vice
President and Portfolio Manager of 40|86. He is responsible for managing Managers Fixed Income Fund.

CEP utilizes a team approach to manage Managers Mid-
Cap Fund, Managers Large-Cap Fund and the equity portion of Managers Balanced Fund.

Oak utilizes a team approach to manage Managers
Science & Technology Fund and Managers 20 Fund.


April 19, 2004